INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Associates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Movements in investments in associates
As at January 1	¥ 6,441,793		¥ 7,001,103
Capital injections	17,089		309,251
Capital reduction			(140,170)
Associates	130,632	$ 18,940	(423,247)	¥ (93,518)
Cash dividends declared	(104,781)		(315,722)
Share of changes in reserves	(6,098)		10,578
Impairment	(75,997)
As at December 31	6,402,638	$ 928,295	6,441,793	7,001,103
Total subscription amount				¥ 175,433
China Aluminum Investment Development Co
Movements in investments in associates
As at January 1	1,263,072
As at December 31	1,250,040		¥ 1,263,072
Registered and paid-in capital	¥ 1,229,748
Ownership interest in associate (in percent)	24.12%	24.12%	24.12%
Voting power in associate (as a percent)	24.12%	24.12%
Profit sharing in associate (as a percent)	24.12%	24.12%
Guangxi Huayin Aluminum Co., Ltd.
Movements in investments in associates
Registered and paid-in capital	¥ 2,441,987